Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Mortgage Securities Trust
Entity Central Index Key	0000806564
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000006611
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Mortgage Securities Trust
Trading Symbol	MTGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[1]
AssetsNet	$ 618,631,372
Holdings Count | Holding	678
InvestmentCompanyPortfolioTurnover	258.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$618,631,372
# of Portfolio Holdings	678
Portfolio Turnover Rate	258%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.3%
Corporate Bonds	0.9%
Collateralized Mortgage Obligations - Agency Collateral Series	2.0%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	15.5%
Short-Term Investments	20.3%
Agency Fixed Rate Mortgages	27.5%
Mortgages - Other	31.4%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-18.6%
Not Rated	38.0%
CCC	1.5%
B	2.6%
BB	1.9%
BBB	4.8%
A	3.5%
AA	2.1%
AAA	64.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155975
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Mortgage Securities Trust
Trading Symbol	MSMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.76%	[2]
AssetsNet	$ 618,631,372
Holdings Count | Holding	678
InvestmentCompanyPortfolioTurnover	258.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$618,631,372
# of Portfolio Holdings	678
Portfolio Turnover Rate	258%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.3%
Corporate Bonds	0.9%
Collateralized Mortgage Obligations - Agency Collateral Series	2.0%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	15.5%
Short-Term Investments	20.3%
Agency Fixed Rate Mortgages	27.5%
Mortgages - Other	31.4%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-18.6%
Not Rated	38.0%
CCC	1.5%
B	2.6%
BB	1.9%
BBB	4.8%
A	3.5%
AA	2.1%
AAA	64.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006614
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Mortgage Securities Trust
Trading Symbol	MTGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[3]
AssetsNet	$ 618,631,372
Holdings Count | Holding	678
InvestmentCompanyPortfolioTurnover	258.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$618,631,372
# of Portfolio Holdings	678
Portfolio Turnover Rate	258%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.3%
Corporate Bonds	0.9%
Collateralized Mortgage Obligations - Agency Collateral Series	2.0%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	15.5%
Short-Term Investments	20.3%
Agency Fixed Rate Mortgages	27.5%
Mortgages - Other	31.4%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-18.6%
Not Rated	38.0%
CCC	1.5%
B	2.6%
BB	1.9%
BBB	4.8%
A	3.5%
AA	2.1%
AAA	64.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006613
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Mortgage Securities Trust
Trading Symbol	MTGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$66	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[4]
AssetsNet	$ 618,631,372
Holdings Count | Holding	678
InvestmentCompanyPortfolioTurnover	258.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$618,631,372
# of Portfolio Holdings	678
Portfolio Turnover Rate	258%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.3%
Corporate Bonds	0.9%
Collateralized Mortgage Obligations - Agency Collateral Series	2.0%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	15.5%
Short-Term Investments	20.3%
Agency Fixed Rate Mortgages	27.5%
Mortgages - Other	31.4%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-18.6%
Not Rated	38.0%
CCC	1.5%
B	2.6%
BB	1.9%
BBB	4.8%
A	3.5%
AA	2.1%
AAA	64.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198813
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Mortgage Securities Trust
Trading Symbol	MORGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[5]
AssetsNet	$ 618,631,372
Holdings Count | Holding	678
InvestmentCompanyPortfolioTurnover	258.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$618,631,372
# of Portfolio Holdings	678
Portfolio Turnover Rate	258%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.3%
Corporate Bonds	0.9%
Collateralized Mortgage Obligations - Agency Collateral Series	2.0%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	15.5%
Short-Term Investments	20.3%
Agency Fixed Rate Mortgages	27.5%
Mortgages - Other	31.4%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-18.6%
Not Rated	38.0%
CCC	1.5%
B	2.6%
BB	1.9%
BBB	4.8%
A	3.5%
AA	2.1%
AAA	64.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized